Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 55,457
Liabilities, carrying amount	(4,184)	₩ (39,470)
Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	39,871
Liabilities, carrying amount	(4,184)
Net assets, carrying amount	35,687
Assets, contractual cash flows	36,978
Liabilities, contractual cash flows	(4,227)
Net assets, contractual cash flows	32,751
Less than 1 year [Member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	19,787
Liabilities, contractual cash flows	(132)
Net assets, contractual cash flows	19,655
1-5 years [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	50,223
Liabilities, contractual cash flows	(4,095)
Net assets, contractual cash flows	46,128
More than 5 years [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	(33,032)
Net assets, contractual cash flows	₩ (33,032)